Interest-bearing Deposits - Scheduled maturities of time deposits (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
2014	$ 56,539,815
2015	28,465,882
2016	8,888,057
2017	8,801,125
2018	5,456,690
Time deposits	$ 108,151,569	$ 122,864,662